BNY Mellon Large Cap Stock Fund
BNY Mellon Large Cap Stock Fund

September 11, 2013

BNY MELLON FUNDS TRUST

BNY Mellon Large Cap Stock Fund

Supplement to Prospectus
dated December 31, 2012

The following information supplements and supersedes any contrary information contained in the sections of the fund's prospectus entitled "Fund Summary – BNY Mellon Large Cap Stock Fund – Principal Investment Strategy," "– Principal Risks" and "– Portfolio Management," and "Fund Details – BNY Mellon Large Cap Stock Fund," "– Investment Risks and Other Potential Risks" and "– Management":

Effective on or about October 21, 2013 (the "Effective Date"), BNY Mellon Fund Advisers, a division of The Dreyfus Corporation ("Dreyfus"), will implement changes to BNY Mellon Large Cap Stock Fund's investment strategy.  These changes are reflected in the revised disclosure below.  The fund's investment objective –  to seek capital appreciation –  will not change.

The fund's portfolio managers will seek to implement the changes to the fund's investment strategy in an orderly manner, taking into consideration such factors as market conditions, portfolio transaction costs and the potential tax impact to fund shareholders.

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As of the Effective Date, the fund will continue to pursue its goal by normally investing at least 80% of its net assets, plus any borrowings for investment purposes, in stocks of large capitalization companies with market capitalizations of $5 billion or more at the time of purchase.  The fund invests principally in common stocks, but its stock investments also may include preferred stocks and convertible securities, including those purchased in initial public offerings (IPOs).

The portfolio managers apply a systematic, quantitative investment approach designed to identify and exploit relative misvaluations primarily within large-cap stocks in the U.S. stock market.  The fund also may invest in foreign stocks.

The portfolio managers use a proprietary valuation model that identifies and ranks stocks (Composite Alpha Ranking or CAR) based on:

•  a long-term relative valuation model that utilizes forward looking estimates of risk and return;

• an Earnings Sustainability (ES) model that gauges how well earnings forecasts are likely to reflect changes in future cash flows.  Measures of ES help stock selection strategy by tilting the fund's portfolio away from stocks with poor ES and tilting it towards stocks with strong ES; and

• a set of Behavioral Factors, including earnings revisions and share buybacks that provide the portfolio managers with information about potential misvaluations of stocks.

The portfolio managers construct the fund's portfolio through a systematic structured approach, focusing on stock selection as opposed to making proactive decisions as to industry or sector exposure.  Within each sector and style subset, the fund overweights the most attractive stocks and underweights or zero weights the stocks that have been ranked least attractive.  This approach differs from conventional portfolio management in that, generally, the portfolio managers will strictly adhere to underlying models in selecting portfolio securities.  In unusual circumstances, the portfolio managers may deviate from the models.

The fund typically will hold between 100 and 175 securities selected using these models.  The fund's portfolio managers will periodically rebalance the fund's portfolio, which will result in changes in fund holdings.  The portfolio managers may enhance the models from time to time, depending on their ongoing research efforts.

The portfolio managers monitor the holdings in the fund's portfolio, and consider selling a security if the company's relative attractiveness deteriorates or if valuation becomes excessive. The portfolio managers also may sell a security if an event occurs that contradicts the portfolio managers' rationale for owning it, such as deterioration in the company's fundamentals.  In addition, the portfolio managers may sell a security if better investment opportunities emerge elsewhere.  These sell decisions generally are based on the portfolio managers' adherence to the underlying models.

The fund generally attempts to have a neutral exposure to sectors, industries and capitalizations relative to the Standard & Poor's® 500 Composite Stock Price Index.

Although not a principal investment strategy, the fund may, but is not required to, use derivatives, such as options, futures and options on futures (including those relating to securities, foreign currencies and indexes) and forward contracts, as a substitute for investing directly in an underlying asset, to increase returns, to manage currency risk, or as part of a hedging strategy.

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Investment Risks

In addition to the investment risks and other potential risks applicable to the fund as described in the fund's prospectus, as of the Effective Date, an investment in the fund is subject to market sector risk, foreign investment risk, foreign currency risk, derivatives risk, leverage risk, liquidity risk and IPO risk, as to investment risks, and to short-term trading risk, as to other potential risks, described in the fund's prospectus.